Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Goodwill and Software

	Goodwill	Software	Total

	(EUR’000)
Cost:
At January 1, 2020	3,495	—	3,495
Additions	—	2,222	2,222
Disposals	—	—	—
Foreign exchange translation	—	—	—

At December 31, 2020	3,495	2,222	5,717

Additions	—	—	—
Disposals	—	—	—
Foreign exchange translation	—	—	—

At December 31, 2021	3,495	2,222	5,717

Accumulated amortization and impairments:
At January 1, 2020	—	—	—
Amortization charge	—	—	—
Impairment charge	—	—	—
Disposals	—	—	—
Foreign exchange translation	—	—	—

At December 31, 2020	—	—	—

Amortization charge	—	(445)	(445)
Impairment charge	—	—	—
Disposals	—	—	—
Foreign exchange translation	—	—	—

At December 31, 2021	—	(445)	(445)

Carrying amount:
At December 31, 2020	3,495	2,222	5,717

At December 31, 2021	3,495	1,777	5,272